Containers and Fixed Assets	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Containers and Fixed Assets

(9) Containers and Fixed Assets

Containers, net at December 31, 2016 and 2015 consisted of the following:

	2016	2015 (1)
Containers	$4,711,118	$4,511,101
Less accumulated depreciation	(990,784)	(814,790)
Containers, net	$3,720,334	$3,696,311

(1)

Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).

Trading containers had carrying values of $4,363 and $4,831 as of December 31, 2016 and 2015, respectively, and are not subject to depreciation. Containers held for sale had carrying values of $25,513 and $43,245 as of December 31, 2016 and 2015, respectively, and are also not subject to depreciation. All owned containers are pledged as collateral for debt as of December 31, 2016 and 2015.

Fixed assets, net at December 31, 2016 and 2015 consisted of the following:

	2016	2015
Computer equipment and software	$8,898	$8,230
Office furniture and equipment	1,408	1,456
Automobiles	34	41
Leasehold improvements	1,789	1,772
	12,129	11,499
Less accumulated depreciation	(10,136)	(9,836)
Fixed assets, net	$1,993	$1,663